UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2010

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	November 9, 2010


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	26

Form 13F Information Table Value Total:	324,731



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                              	    VALUE   SHARES/ SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP     (X$1000)  PRN AMT PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
AMBASSADORS GROUP, INC.		COM   023177108	    10495    925457 SH         SOLE          SOLE
BED BATH & BEYOND, INC.		COM   075896100	    25647    590810 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     53286       428 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207     10279    124320 SH         SOLE          SOLE
BROWN & BROWN, INC.		COM   115236101	    20486   1014682 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      5581     95368 SH         SOLE          SOLE
COINSTAR, INC.			COM   19259P300      5769    134200 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     22550   1325697 SH         SOLE          SOLE
EXACT SCIENCES		        COM   30063P105      2952    407800 SH         SOLE          SOLE
FLIR SYSTEMS, INC		COM   302445101     12170    473560 SH         SOLE          SOLE
KINDER MORGAN ENERGY PARTNERS   COM   494550106       209      3058 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     28439    362605 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     21480     62336 SH         SOLE          SOLE
PENN NATIONAL GAMING, INC.	COM   707569109      5034    170000 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       708     12500 SH         SOLE          SOLE
REDWOOD TRUST, INC.             COM   758075402       174     12000 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       249      6300 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105     12909    621502 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      6279    126069 SH         SOLE          SOLE
RYANAIR HOLDINGS PLC-SP ADR	COM   783513104     25160    816610 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102       836     25000 SH         SOLE          SOLE
STRAYER EDUCATION, INC.		COM   863236105     13753     78815 SH         SOLE          SOLE
TECHNE CORP COM			COM   878377100     12927    209420 SH         SOLE          SOLE
TEMPUR-PEDIC INTERNATIONAL      COM   88023U101      8680    280000 SH         SOLE          SOLE
UNITEDHEALTH GROUP, INC.        COM   91324P102	    18233    519321 SH	       SOLE	     SOLE
VULCAN MATERIALS CO.		COM   929160109       446     12080 SH         SOLE          SOLE
                                                   324731